SEGMENTED INFORMATION - Revenue Allocation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of geographical areas [line items]
Revenue	$ 18,286	$ 12,829	$ 34,696	$ 29,415
United States
Disclosure of geographical areas [line items]
Revenue	4,294	4,111	9,023	8,650
Canada
Disclosure of geographical areas [line items]
Revenue	1,793	1,330	3,289	2,813
United Kingdom
Disclosure of geographical areas [line items]
Revenue	5,385	2,458	9,532	7,413
Other Europe
Disclosure of geographical areas [line items]
Revenue	2,162	1,273	3,902	2,869
Australia
Disclosure of geographical areas [line items]
Revenue	1,547	1,316	2,922	2,611
Brazil
Disclosure of geographical areas [line items]
Revenue	934	767	1,699	1,626
Other Asia
Disclosure of geographical areas [line items]
Revenue	626	588	1,307	1,009
Colombia
Disclosure of geographical areas [line items]
Revenue	467	357	928	877
Other
Disclosure of geographical areas [line items]
Revenue	$ 463	$ 446	$ 892	$ 1,122